Reportable Operating Segements and Geographic Operations (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense	$ 8,547	$ 8,301	$ 8,245	$ 7,881	$ 8,141	$ 7,862	$ 7,965	$ 7,587	$ 32,974	$ 31,555	$ 29,962
Pretax income from continuing operations	1,980	2,004	1,995	1,909	929	1,870	1,879	1,773	7,888	6,451	6,956
United States Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									23,745	22,631	21,254
Pretax income from continuing operations									7,679	6,468	6,971
EMEA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									3,700	3,594	3,551
Pretax income from continuing operations									524	505	620
JAPA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									2,952	3,106	3,071
Pretax income from continuing operations									488	426	430
LACC Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									2,900	2,774	2,706
Pretax income from continuing operations									701	605	583
Other Unallocated [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									(323)	(550)	(620)
Pretax income from continuing operations									$ (1,504)	$ (1,553)	$ (1,648)